Quarterly Holdings Report
for
Fidelity® Real Estate Index Fund
April 30, 2025
URX-NPRT3-0625
1.929338.113
Common Stocks - 99.7%
	Shares	Value ($)
UNITED STATES - 99.7%
Real Estate - 99.7%
Diversified REITs - 2.1%
Alexander & Baldwin Inc	132,313	2,273,137
American Assets Trust Inc	92,089	1,724,827
Armada Hoffler Properties Inc Class A	158,396	1,072,341
Broadstone Net Lease Inc Class A	347,204	5,617,761
CTO Realty Growth Inc	49,704	908,092
Empire State Realty Trust Inc Class A	251,178	1,788,387
Essential Properties Realty Trust Inc	307,902	9,905,207
Gladstone Commercial Corp	75,786	1,070,856
Global Net Lease Inc	370,086	2,794,149
NexPoint Diversified Real Estate Trust	79,865	280,326
One Liberty Properties Inc	31,092	758,645
WP Carey Inc	397,228	24,802,917
		52,996,645
Health Care REITs - 11.4%
Alexandria Real Estate Equities Inc	287,229	20,870,059
American Healthcare REIT Inc	267,584	8,637,612
CareTrust REIT Inc	331,903	9,714,801
Community Healthcare Trust Inc	54,603	932,619
Diversified Healthcare Trust	307,704	695,411
Global Medical REIT Inc	124,621	964,567
Healthcare Realty Trust Inc	695,095	10,794,825
Healthpeak Properties Inc	1,291,716	23,044,213
LTC Properties Inc	81,224	2,913,505
Medical Properties Trust Inc (b)	1,090,603	6,020,129
National Health Investors Inc	80,416	6,085,079
Omega Healthcare Investors Inc	478,547	18,687,260
Sabra Health Care REIT Inc	423,263	7,555,245
Sila Realty Trust Inc (b)	96,844	2,494,701
Universal Health Realty Income Trust	25,255	964,994
Ventas Inc	741,428	51,959,274
Welltower Inc	790,143	120,567,920
		292,902,214
Hotel & Resort REITs - 2.0%
Apple Hospitality REIT Inc	424,751	4,999,319
Chatham Lodging Trust	88,418	607,432
DiamondRock Hospitality Co	381,694	2,801,634
Host Hotels & Resorts Inc	1,282,271	18,105,667
Park Hotels & Resorts Inc	400,445	3,980,423
Pebblebrook Hotel Trust	218,969	1,981,669
RLJ Lodging Trust	294,476	2,064,277
Ryman Hospitality Properties Inc	103,065	9,064,567
Service Properties Trust	319,893	575,806
Summit Hotel Properties Inc	201,313	819,344
Sunstone Hotel Investors Inc	352,784	2,942,219
Xenia Hotels & Resorts Inc	186,251	1,989,161
		49,931,518
Industrial REITs - 9.9%
Americold Realty Trust Inc	493,579	9,545,818
EastGroup Properties Inc	87,589	14,313,794
First Industrial Realty Trust Inc	239,695	11,404,688
Lineage Inc (b)	121,398	5,855,026
LXP Industrial Trust	545,536	4,304,279
Plymouth Industrial REIT Inc	82,219	1,222,596
Prologis Inc	1,678,821	171,575,506
Rexford Industrial Realty Inc	398,338	13,184,988
STAG Industrial Inc Class A	331,521	10,950,139
Terreno Realty Corp	176,005	9,914,362
		252,271,196
Office REITs - 2.9%
Brandywine Realty Trust	329,389	1,304,380
BXP Inc	270,788	17,257,320
COPT Defense Properties	204,100	5,329,051
Cousins Properties Inc	294,278	8,104,416
Douglas Emmett Inc	306,343	4,236,724
Easterly Government Properties Inc	76,698	1,546,999
Highwoods Properties Inc	194,328	5,526,688
Hudson Pacific Properties Inc	239,563	491,104
JBG SMITH Properties	161,193	2,253,478
Kilroy Realty Corp	204,727	6,450,948
NET Lease Office Properties (c)	24,539	741,814
Office Properties Income Trust	167,967	68,866
Orion Properties Inc	120,053	219,697
Paramount Group Inc	306,896	1,316,584
Peakstone Realty Trust	69,633	801,476
Piedmont Office Realty Trust Inc Class A1	229,802	1,358,130
SL Green Realty Corp	127,010	6,681,996
Vornado Realty Trust	292,222	10,309,592
		73,999,263
Real Estate Management & Development - 7.8%
Anywhere Real Estate Inc (c)	189,154	654,473
CBRE Group Inc Class A (c)	553,633	67,642,880
Compass Inc Class A (c)	786,504	6,071,811
CoStar Group Inc (c)	762,063	56,522,213
Cushman & Wakefield PLC (c)	415,802	3,896,065
eXp World Holdings Inc	145,236	1,330,362
Forestar Group Inc (b)(c)	38,331	738,255
Howard Hughes Holdings Inc (b)(c)	58,671	3,903,382
Jones Lang LaSalle Inc (c)	85,887	19,531,563
Kennedy-Wilson Holdings Inc (b)	205,597	1,315,821
Landbridge Co LLC Class A (b)	26,192	1,897,610
Marcus & Millichap Inc (b)	45,393	1,379,947
Newmark Group Inc Class A	261,528	2,874,193
Opendoor Technologies Inc Class A (b)(c)	1,079,133	818,307
Redfin Corp (b)(c)	217,715	2,070,470
RMR Group Inc/The Class A	37,834	555,402
Seritage Growth Properties Class A (b)(c)	64,748	191,653
St Joe Co/The	71,556	3,028,250
Tejon Ranch Co (b)(c)	35,599	602,691
Zillow Group Inc Class A (c)	88,376	5,831,048
Zillow Group Inc Class C (c)	296,003	19,929,882
		200,786,278
Residential REITs - 13.2%
American Homes 4 Rent Class A	595,389	22,261,595
Apartment Investment and Management Co Class A	228,704	1,809,049
AvalonBay Communities Inc	257,252	54,017,775
BRT Apartments Corp	17,271	267,182
Camden Property Trust	193,711	22,044,312
Centerspace	28,884	1,743,438
Elme Communities	160,532	2,499,483
Equity LifeStyle Properties Inc	321,363	20,817,895
Equity Residential	618,338	43,444,428
Essex Property Trust Inc	116,213	32,440,859
Independence Realty Trust Inc	402,495	7,820,478
Invitation Homes Inc	1,109,243	37,925,018
Mid-America Apartment Communities Inc	211,273	33,729,734
NexPoint Residential Trust Inc	41,404	1,543,541
Sun Communities Inc	225,999	28,121,056
UDR Inc	564,645	23,647,333
UMH Properties Inc	129,326	2,285,190
Veris Residential Inc	140,943	2,187,435
		338,605,801
Retail REITs - 13.2%
Acadia Realty Trust	210,318	4,017,074
Agree Realty Corp	182,482	14,162,428
Alexander's Inc	4,353	898,459
Brixmor Property Group Inc	544,663	13,567,555
CBL & Associates Properties Inc	22,650	531,596
Curbline Properties Corp	169,805	3,886,836
Federal Realty Investment Trust	135,982	12,785,028
Getty Realty Corp	94,985	2,658,630
InvenTrust Properties Corp	134,141	3,737,168
Kimco Realty Corp	1,222,982	24,435,180
Kite Realty Group Trust	398,192	8,620,857
Macerich Co/The	450,046	6,597,674
NETSTREIT Corp	147,057	2,392,617
NNN REIT Inc	333,895	13,726,423
Phillips Edison & Co Inc	220,374	7,646,978
Realty Income Corp	1,565,778	90,595,915
Regency Centers Corp	316,764	22,864,026
Saul Centers Inc	22,218	726,529
Simon Property Group Inc	590,629	92,953,193
SITE Centers Corp	91,238	1,080,258
Tanger Inc	195,871	6,171,895
Urban Edge Properties	219,743	3,970,756
Whitestone REIT	78,557	1,024,383
		339,051,458
Specialized REITs - 37.2%
American Tower Corp	847,179	190,962,619
Crown Castle Inc	789,411	83,488,107
CubeSmart	411,339	16,729,157
Digital Realty Trust Inc	587,623	94,336,997
EPR Properties	138,178	6,838,429
Equinix Inc	172,093	148,129,051
Extra Space Storage Inc	384,635	56,356,720
Farmland Partners Inc	83,532	840,332
Four Corners Property Trust Inc	171,021	4,780,037
Gaming and Leisure Properties Inc	491,101	23,504,094
Gladstone Land Corp	68,829	683,472
Iron Mountain Inc	531,641	47,672,248
Lamar Advertising Co Class A	159,004	18,096,245
Millrose Properties Inc Class A	206,232	5,164,049
National Storage Affiliates Trust	136,466	5,076,535
Outfront Media Inc	243,254	3,680,433
PotlatchDeltic Corp	145,128	5,571,464
Public Storage Operating Co	287,174	86,275,685
Rayonier Inc	270,949	6,627,413
Safehold Inc	88,835	1,399,151
SBA Communications Corp Class A	195,998	47,705,913
Uniti Group Inc	439,244	2,161,080
VICI Properties Inc	1,895,298	60,687,442
Weyerhaeuser Co	1,326,459	34,368,553
		951,135,226
TOTAL REAL ESTATE		2,551,679,599

TOTAL COMMON STOCKS (Cost $2,294,610,807)		2,551,679,599

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	7,642,143	7,643,671
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	16,593,601	16,595,261
TOTAL MONEY MARKET FUNDS (Cost $24,238,932)			24,238,932

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (h) (Cost $573,119)	4.25	575,000	573,113

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,319,422,858)	2,576,491,644
NET OTHER ASSETS (LIABILITIES) - (0.6)% (d)	(15,992,312)
NET ASSETS - 100.0%	2,560,499,332

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CBOT Dow Jones US Real Estate Contracts (United States)	141	Jun 2025	5,063,310	(51,991)	(51,991)
CME S&P 400 Midcap Index Contracts (United States)	15	Jun 2025	4,286,700	164,324	164,324

TOTAL FUTURES CONTRACTS					112,333
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Includes $32,410 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $573,113.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,753,491	140,254,966	140,364,786	185,178	-	-	7,643,671	7,642,143	0.0%
Fidelity Securities Lending Cash Central Fund	14,078,636	159,600,673	157,084,048	66,583	-	-	16,595,261	16,593,601	0.1%
Total	21,832,127	299,855,639	297,448,834	251,761	-	-	24,238,932

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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